Deferred Income	12 Months Ended
Dec. 31, 2017
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Deferred Income
22.	DEFERRED INCOME

Deferred income represents government subsidy received in support of the Group’s plant and production capacity expansion. Government subsidy of RMB15,000,000 received by the Group in 2009 has been recognized as deferred income and released to income on a straight-line basis over the useful lives of the related assets of 20 years. As of December 31, 2017and 2016, non-current deferred income was RMB7,699,000 (US$1,183,000) and RMB8,496,000, respectively, and current portion of deferred income of RMB797,000 (US$122,000) and RMB796,000, respectively, was included in trade and other payables and accruals(Note 19).